Long-Term Debt - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2021	Dec. 31, 2020
Federal Home Loan Bank and Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 101.0	$ 96.5